Supplementary Balance Sheet Information - Balance and Changes in Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finance Receivable Transferred To Held For Sale [Line Items]
Balance at beginning of year	$ 4,330	$ 7,545	$ 9,195
Increase (decrease) during the year	1,849	(1,265)	(721)
Bad debt written off	(1,614)	(1,950)	(929)
Balance at end of year	$ 4,565	$ 4,330	$ 7,545